Long-Term Debt - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,114	$ 1,058
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,012	1,012
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 102	$ 46